RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS	RECENTLY ISSUED ACCOUNTING STANDARDS
Adoption of new accounting standards

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-02 Leases (Topic 842) along with subsequent amendments ASU 2019-20 Leases (Topic 842): Narrow scope improvements for lessors in December 2018 and
ASU 2019-01 Leases (Topic 842): Codification improvements in March 2019. Topic 842 modifies the definition of a lease, requires reassessment of the lease term upon the occurrence of certain triggers and introduces new disclosures. Lessors are required to classify leases as sales-type, direct financing or operating, with classification affecting the pattern of income recognition and provides guidance for sale and leaseback transactions. Topic 842 requires a lessee to recognize leases on its balance sheet by recording a lease liability (representing the obligation to make future lease payments) and a right of use asset (representing the right to use the asset for the lease term). Leases for lessees will be classified as either financing or operating with classification affecting the pattern of expense recognition in the income statement.

We adopted this Topic 842 on January 1, 2019 under a modified retrospective transition approach. The Partnership does not have any lessee contracts, therefore the adoption solely impacts the contracts where we are the lessor. We have elected to use the ‘package’ of practical expedients available, which means no reassessment on transition of whether an agreement contains a lease, lease classification, and initial direct costs under ASC 842. As part of this package the lease term has been determined using hindsight up to the date of transition when considering lessee options to extend or terminate the agreement or to purchase the underlying asset. Furthermore, where available we have elected not to separate the components in our lease arrangements, instead accounting for them as a combined component under ASC 842. Our election of the practical expedient providing transition relief will result in our prior periods not being restated and will continue to be represented in accordance with Topic 840.

Our legacy leases will continue to be classified in accordance with Topic 840, while modifications and subsequent accounting will follow the accounting under Topic 842. Leases entered into on or after January 1, 2019 have been assessed under the requirements of Topic 842. New lessor presentation and disclosure requirements have been applied to our new and existing lease agreements. Note 9 to our consolidated financial statements discloses the maturity analysis of operating lease payments under arrangements where we are the lessor.

In July 2018, the FASB issued ASU 2018-09 Codification improvements. The amendments in this ASU cover a wide range of topics covering primarily minor corrections, clarifications and codification improvements. We adopted the codification improvements that were not effective on issuance on January 1, 2019 under the specified transition approach connected with each of the codification improvements. The impact of this amendment has not had a material impact on our consolidated financial statements or related disclosures, including retained earnings as at January 1, 2019.

Accounting pronouncements that have been issued but not yet adopted

In June 2016, the FASB issued ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendments, including ASU 2018-19, ASU 2019-04 & ASU 2019-11 Codification Improvements to Topic 326 "Financial Instruments-Credit Losses". Topic 326 replaces the incurred loss impairment methodology that recognizes losses when a probable threshold is met, with a requirement to recognize lifetime expected credit losses (measured over the contractual life of the instrument) immediately based on information about past events, current conditions and forecasts of future economic conditions. This will reflect the net amount expected to be collected from the financial asset and is referred to as the current expected credit loss “CECL” methodology, with measurement applicable to financial assets measured at amortized cost as well as off-balance sheet credit exposures not accounted for as insurance (loan commitments, standby letters of credit, financial guarantees and similar instruments). Topic 326 also makes changes to the accounting for available-for-sale debt securities and purchased credit deteriorated financial assets, however, no such financial assets existed on date of adoption or in the reporting periods covered by these consolidated financial statements.

Topic 326 will become effective for us on January 1, 2020 and we will apply the modified retrospective transition approach. Cash and cash equivalents (including restricted cash and short-term deposits) either are payable on demand, have short-term maturities (highly liquid) or held with financial institutions with investment grade credit ratings that overall results in limited credit risk exposure. Trade receivables and related party transactions mostly have historic low write-offs and no significant past due amounts indicating delinquency of payments, which, together with the mostly short-term maturities, result in forward looking factors being insignificant and limited credit risk exposure impact based on current and past conditions. Net investment in finance lease receivables are akin to collateralized loans as the vessels would be returned in event of default, so a counterparty credit spread has been applied to the remaining exposure on default over the lease term that will not result in a material credit allowance. While our off-balance sheet exposures mostly related to financial guarantees, no material impact has been assessed given that the collateral from return of the vessel on default of payment will cover the guarantee amount in each remaining year covered by the guarantees.

Under Topic 326, allowance for credit losses will be presented separately on the consolidated balance sheet as a contra-asset deducted from the asset’s amortized cost (or liability for off-balance sheet exposures) with associated credit loss expense in the consolidated statement of operations (with exception of transition when it will be an adjustment to retained earnings). However, our assessment is that there will be no material impact on our consolidated financial statements, including any cumulative-effect adjustment to retained earnings as at January 1, 2020. However, new presentation and disclosure requirements relating to this Topic will be introduced from January 1, 2020.

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement.	Removes some disclosure requirements relating to transfers between Level 1 and Level 2 of the FV hierarchy. Introduces new disclosure requirements for Level 3 measurements.	January 1, 2020	No material impact on our disclosure requirements as we have no Level 3 measurements.
ASU 2018-17 Consolidation (Topic 810) - Targeted Improvements to Related Party Guidance for Variable Interest Entities	For the purposes of determining whether a decision making fee is a variable interest, a company is now required to consider indirect interests held through related parties under common control on a proportionate basis as opposed to as a direct investment in the entity.	January 1, 2020	No impact on consolidation assessments.
ASU 2019-12 Income Taxes (Topic 740) - Simplifying the Accounting for Income Taxes.	The amendment removes certain exceptions previously available and provides some additional calculation rules to help simplify the accounting for income taxes.	January 1, 2021	Under evaluation
ASU 2020-03 Financial Instruments (Topic 825) - Codification Improvements
The amendment proposes seven clarifications to improve the understandability of existing guidance, including: 1) that fees between debtor and creditor and third-party costs directly related to exchanges or modifications of debt instruments include line-of-credit or revolving debt arrangements; and 2) the contractual term of a net investment in a lease determined in accordance with Topic 842 Leases should be the contractual term used to measure expected credit losses under Topic 326 Financial Instruments Credit Losses.
		January 1, 2020	No impact.
ASU 2020-04 Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting.
The amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The applicable expedients for us are in relation to modifications of contracts within the scope of Topics 310, Receivables, 470, Debt, and Topic 842, Leases. This optional guidance may be applied prospectively from any date beginning March 12, 2020 and cannot be applied to modifications that occur after December 31, 2022.
		Under evaluation	Under evaluation